Related party transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions
Related party transactions

42. Related party transactions

Parent entity

Braiin Limited is the ultimate parent entity of the Group.

Subsidiaries

Interests in subsidiaries are set out in Note 38. Transactions and balances between the Company and its subsidiaries are eliminated on consolidation.

Transactions with other related parties

The following transactions occurred with related parties during the year.

2026 USD
Shares issued to Advaitha Pty Ltd as trustee for The Advaitha Family Trust, an entity associated with Viswanatha Chetan Saligrama, a Director	3,000,069
Ordinary shares issued as consideration for the acquisition of Connect Simple Pty Ltd, of which approximately 97.96 percent were issued to Viswanatha Chetan Saligrama and to Advaitha Pty Ltd	98,004,476
Carrying amount of the note purchase agreement with Advaitha Pty Ltd at 30 June 2026	9,780,990
Interest paid to Advaitha Pty Ltd during the year	345,600
Promissory note held by the Saligrama Trust repaid to Advaitha Pty Ltd on 13 March 2026	243,000
Accounting and administrative services provided by Forest House Pty Ltd, an entity associated with Jay Stephenson	–
Remuneration of Roni Laserson, Head of Investor Relations and spouse of Natraj Balasubramanian	103,562
Loan payable by the Company to Natraj Balasubramanian, Chief Executive Officer and a Director, at 30 June 2026	8,957
Loans receivable by Mirragin RAS Consulting Pty Ltd from Defining Films Pty Ltd (AUD 276,780.24) and RELMS Business Services Pty Ltd (AUD 49,100.52), entities associated with Rob Sutton, at 30 June 2026	223,847

Acquisition of Connect Simple Pty Ltd

The Company entered into a share sale agreement on 8 December 2025 to acquire 100 percent of Connect Simple Pty Ltd from Gomazz Pty Ltd as trustee for the Georgiou Family Trust, which was then the sole shareholder and an unrelated party. On 28 January 2026, before settlement, Connect Simple issued 2,200 shares to Viswanatha Chetan Saligrama in consideration for 100 percent of Connect Easy Ltd and 2,600 shares to Advaitha Pty Ltd in consideration for 100 percent of ConnectEasy Inc, under two Sub-Division 124-M roll-over agreements. Following those issues Mr Saligrama held, directly and through Advaitha, approximately 97.96 percent of Connect Simple, and Gomazz Pty Ltd held 2.04 percent.

On settlement of the share sale agreement on 12 February 2026 an aggregate of 9,636,625 fully paid ordinary shares in the Company were issued at the agreed reference price of USD 10.17 per share, subject to a twelve-month lock-up. Control of Connect Simple passed to the Group on 12 February 2026, on completion of the listing, which is the acquisition date (Note 37). The consideration shares were allocated in accordance with the post-restructure ownership of Connect Simple. Mr Saligrama is President, Chief Operating Officer and a Director of the Company. The Board reviewed and approved the transaction with Mr Saligrama recused from deliberation and voting, as recorded in the Report on Form 6-K furnished on 19 May 2026.

Loans to Defining Films Pty Ltd and RELMS Business Services Pty Ltd

Between 22 May 2025 and 30 June 2026 Mirragin RAS Consulting Pty Ltd advanced funds to Defining Films Pty Ltd and its parent RELMS Business Services Pty Ltd, entities associated with Rob Sutton, Chief Executive Officer of Vega Global Technologies Pty Ltd and Mirragin RAS Consulting Pty Ltd, in contemplation of a proposed acquisition of Defining Films that did not proceed. The advances were made without a written agreement, were unsecured during the year and are repayable on demand. Amounts of AUD 276,780.24 owed by Defining Films and AUD 49,100.52 owed by RELMS Business Services, together USD 223,847, are included in other financial assets at 30 June 2026. On 15 October 2026 the borrowers, Mr Sutton and RELMS Consolidated Pty Ltd as trustee of The Sutton Family Trust entered into a Deed of Acknowledgment of Debt, Share Security and Limited Recourse, under which the borrowers acknowledged the advances, interest accrues from 1 April 2026 at the higher of 8.27 percent per annum and the Australian fringe benefits tax benchmark rate, and the trustee granted security over the 1,012,029 ordinary shares in the Company that it holds.

The loan from Natraj Balasubramanian of USD 8,957 is included in other financial liabilities at 30 June 2026.

Jay Stephenson served as Chief Financial Officer and Company Secretary throughout the year and received no remuneration for the period from 1 July 2025 to 11 February 2026.